MESSAGE TO SHAREHOLDERS . . .

--------------------------------------------------------------------------------

     Aided by a backdrop of declining interest rates, subdued inflation, strong (albeit declining) corporate profit growth and a continued presence of investor disbelief, the stock market ended 1995 on a firm note. Most stock market indices attained all-time highs in the second half of 1995 except the Dow Jones Utility Average.

     The Primary Trend Funds generated the following returns for the six months ended December 31, 1995:

                       The Primary Trend Fund........................   +1.8%
                       The Primary Income Fund.......................   +8.2%
                       The Primary U.S. Government Fund..............   +4.8%

     THE PRIMARY TREND FUND'S current portfolio diversification (with emphasis on selected cyclicals, energy and gold mining), while well-positioned for 1996, underachieved in the final six months of 1995. Lower interest rates caused by the financial markets' late 1995 "recession watch" aided the Fund's holdings in Student Loan Marketing Association (+40.8%), American International Group (+21.7%) and Chubb (+20.7%). However, perceived economic weakness contributed to declines in Battle Mountain Gold $3.25 convertible preferred, Georgia-Pacific, Occidental Petroleum and USX-U.S. Steel.

     THE PRIMARY INCOME FUND continued to benefit from the aforementioned interest rate declines and its numerous utility holdings. In the latter category, GTE Corporation (+28.6%), CINergy (+16.7%) and Pacific Enterprises (+15.3%) were standout performers.

     THE PRIMARY U.S. GOVERNMENT FUND built upon the solid gains achieved in the first six months of calendar 1995 by appreciating another 4.8% for the final six months of the year. It is conceivable that a further easing in short-term interest rates will be engineered by the Federal Reserve Board in early 1996. This would give additional life to a bond market that is searching for some good news.

     In the initial weeks of 1996, the Dow Jones Industrial Average has continued to advance. Selected portfolio holdings in The Primary Trend and Income Funds have sparkled, such as Newmont Mining (+24.2%), IBM (+14.6%), Battle Mountain Gold $3.25 convertible preferred (+12.6%) and Student Loan Marketing Association (+10.6%). The continuing benefits of the many financial positives (low interest rates, a moderate growth economy, strong cash inflows to the stock market via mutual funds) will be counterbalanced by uncertainties created by the current budget talks, political clouds overhanging President Clinton and the ever-present concern of a historically overvalued stock market. For 1996, we envision seeing more "bearish footprints," but we believe the year will continue to belong to the bulls.

     The management of Arnold Investment Counsel, Inc. and The Primary Trend Funds thank you for your continued support and patience. We will diligently strive in aiding each and every shareholder to reach their individual investment goals.

                                         Sincerely,

                                         LOGO
                                         David R. Aushwitz
                                         President
                                         ARNOLD INVESTMENT COUNSEL, INC.

January 26, 1996

PORTFOLIOS OF INVESTMENTS
December 31, 1995 (unaudited)

--------------------------------------------------------------------------------
                             THE PRIMARY TREND FUND

                                                                                             VALUE
 SHARES                                                                       COST         (NOTE 2A)
---------                                                                  -----------    -----------
            COMMON STOCKS     84.7%
    6,000   American International Group, Inc. (Insurance)..............   $   417,500    $   555,000
   10,000   Amoco Corporation (Oil and gas).............................       543,250        718,750
   12,000   Chevron Corporation (Oil and gas)...........................       537,000        630,000
    5,000   The Chubb Corporation (Insurance)...........................       401,525        483,750
   10,000   CINergy Corp. (Electric utility)............................       202,395        306,250
   35,000   Dresser Industries, Inc. (Energy services)..................       576,000        609,375
   10,000   Eastman Kodak Company (Photographic equipment)..............       398,415        670,000
   10,000   General Motors Corporation (Automobiles and trucks).........       397,540        528,750
   15,000   Georgia-Pacific Corporation (Paper and forest products).....     1,090,437      1,029,375
  125,000   Global Natural Resources, Inc.* (Oil and gas)...............     1,077,050      1,312,500
    6,000   International Business Machines Corp. (Computer systems)....       344,655        550,500
   45,000   Juno Lighting, Inc. (Commercial and residential lighting)...       782,813        720,000
   25,000   Longview Fibre Company (Paper and forest products)..........       449,025        406,250
   15,000   Media General, Inc. (Class A) (Newspapers and television)...       363,600        455,625
   21,000   Melville Corporation (Retail stores)........................       786,587        645,750
   10,000   Newmont Mining Corporation (Gold mining)....................       375,015        452,500
   25,000   Occidental Petroleum Corporation (Oil and gas)..............       467,085        534,375
   10,000   Pacific Enterprises (Natural gas utility)...................       229,365        282,500
   15,000   Parker Hannifin Corporation (Industrial and aerospace)......       401,406        513,750
   10,000   J.C. Penney Company, Inc. (Retail stores)...................       436,225        476,250
   25,000   Pennzoil Company (Oil and gas)..............................     1,489,275      1,056,250
   10,000   Student Loan Marketing Association
            ("Sallie Mae") (Financial services).........................       441,542        658,750
   12,000   Sundstrand Corporation (Aerospace and industrial)...........       518,770        844,500
   18,000   Tandy Corporation (Retail stores)...........................     1,026,705        747,000
   47,400   Union Pacific Resources Group, Inc. (Oil and gas)...........     1,042,782      1,202,775
   30,000   USX-U.S. Steel Group (Steel)................................     1,043,995        922,500
                                                                           -----------    -----------
            Total Common Stocks.........................................    15,839,957     17,313,025
                                                                           -----------    -----------
            PREFERRED STOCKS     4.9%
   20,000   Battle Mountain Gold Corp. $3.25 convertible preferred......     1,171,714        992,500

                                  (continued)

December 31, 1995 (unaudited)

--------------------------------------------------------------------------------
                       THE PRIMARY TREND FUND (continued)

PRINCIPAL                                                                                    VALUE
 AMOUNT                                                                       COST         (NOTE 2A)
---------                                                                  -----------    -----------
            BONDS     4.4%
            U.S. GOVERNMENT SECURITIES
 $500,000   Federal Home Loan Bank note,
              7.50%, due 10/4/10........................................   $   498,161    $   505,870
            CONVERTIBLE DEBENTURES
  400,000   Data General Corporation convertible subordinated debenture,
              7.75%, due 6/1/01.........................................       341,730        394,000
                                                                           -----------    -----------
                      Total Bonds.......................................       839,891        899,870
                                                                           -----------    -----------
            SHORT-TERM INVESTMENTS     6.4%
   23,634   American Family Financial Services, Inc. variable rate
              demand note, 5.49%........................................        23,634         23,634
  130,028   General Mills, Inc. variable rate demand note, 5.49%........       130,028        130,028
  450,000   Southwestern Bell Telephone Co. variable rate demand note,
              5.72%.....................................................       450,000        450,000
  715,000   Wisconsin Electric Power Co. variable rate demand note,
              5.53%.....................................................       715,000        715,000
                                                                           -----------    -----------
                      Total Short-Term Investments......................     1,318,662      1,318,662
                                                                           -----------    -----------
            TOTAL INVESTMENTS       100.4%..............................   $19,170,224     20,524,057
                                                                           ===========
            Liabilities, less Other Assets       -0.4%..................                      (74,921)
                                                                                          -----------
            NET ASSETS (Equivalent to $11.27 per share based on
              1,815,069 shares outstanding).......................100.0%                  $20,449,136
                                                                                          ===========
            *Non-income producing security.

                       See notes to financial statements.

December 31, 1995 (unaudited)

--------------------------------------------------------------------------------
                            THE PRIMARY INCOME FUND

                                                                                               VALUE
    SHARES                                                                        COST       (NOTE 2A)
   ---------                                                                   ----------    ----------
                COMMON STOCKS     79.5%
       2,000    American Brands, Inc. (Consumer products)...................   $   70,030    $   89,250
       1,050    American International Group, Inc. (Insurance)..............       73,238        97,125
       1,500    Amoco Corporation (Oil and gas).............................       83,580       107,813
       4,000    The Brooklyn Union Gas Company (Natural gas utility)........       99,070       117,000
       2,000    Chevron Corporation (Oil and gas)...........................       89,500       105,000
       1,000    The Chubb Corporation (Insurance)...........................       80,375        96,750
       3,000    CINergy Corp. (Electric utility)............................       59,269        91,875
       8,000    DeBartolo Realty Corporation (Real estate investment
                  trust)....................................................      113,118       104,000
       3,000    DPL, Inc. (Electric and gas utility)........................       45,124        74,250
       1,700    Eastman Kodak Company (Photographic equipment)..............       64,527       113,900
       1,500    General Motors Corporation (Automobiles and trucks).........       58,912        79,312
       2,000    GTE Corporation (Telephone utility).........................       62,995        88,000
       1,000    International Business Machines Corp. (Computer systems)....       47,315        91,750
       8,000    Juno Lighting, Inc. (Commercial and residential lighting)...      139,225       128,000
       6,000    Longview Fibre Company (Paper and forest products)..........      106,593        97,500
       2,500    Media General, Inc. (Class A) (Newspapers and television)...       60,211        75,938
       4,000    Melville Corporation (Retail stores)........................      144,617       123,000
       2,000    Northern States Power Company (Electric utility)............       74,513        98,250
       4,000    Occidental Petroleum Corp. (Oil and gas)....................       79,409        85,500
       6,000    Pacific Enterprises (Natural gas utility)...................      138,870       169,500
       3,000    J.C. Penney Company, Inc. (Retail stores)...................      130,610       142,875
       5,000    Pennzoil Company (Oil and gas)..............................      267,300       211,250
       1,000    Royal Dutch Petroleum Co., NV (Oil and gas).................       84,625       141,125
       1,500    Student Loan Marketing Association
                  ("Sallie Mae") (Financial services).......................       66,082        98,812
       1,500    Sundstrand Corporation (Aerospace and industrial)...........       66,072       105,563
       2,500    Tandy Corporation (Retail stores)...........................      121,377       103,750
       5,200    Union Pacific Resources Group, Inc. (Oil and gas)...........      110,510       131,950
       2,000    USX-U.S. Steel Group (Steel)................................       88,215        76,875
       3,000    Wisconsin Energy Corporation (Electric and gas utility).....       73,280        91,875
                                                                               ----------    ----------
                          Total Common Stocks...............................    2,698,562     3,137,788
                                                                               ----------    ----------
                PREFERRED STOCKS     6.5%
       3,000    Battle Mountain Gold Corp. $3.25 convertible preferred......      170,353       148,875
       2,500    WHX Corp. $3.25 convertible preferred.......................      146,075       110,000
                                                                               ----------    ----------
                          Total Preferred Stocks............................      316,428       258,875
                                                                               ----------    ----------

                                  (continued)

December 31, 1995 (unaudited)

--------------------------------------------------------------------------------
                      THE PRIMARY INCOME FUND (continued)

   PRINCIPAL                                                                                   VALUE
    AMOUNT                                                                        COST       (NOTE 2A)
   ---------                                                                   ----------    ----------
                BONDS AND NOTES     5.8%
                CONVERTIBLE DEBENTURES
   $ 125,000    Data General Corp. convertible subordinated debenture,
                7.75%, due 6/1/01...........................................   $  118,947    $  123,125
                CORPORATE OBLIGATIONS
     100,000    Wisconsin Gas Company note, 7.50%, due 11/15/98.............       99,929       105,000
                                                                               ----------    ----------
                Total Bonds and Notes.......................................      218,876       228,125
                                                                               ----------    ----------
                SHORT-TERM INVESTMENTS     8.4%
     332,515    Wisconsin Electric Power Co. variable rate
                demand note, 5.53%..........................................      332,515       332,515
                                                                               ----------    ----------
                TOTAL INVESTMENTS     100.2%................................   $3,566,381    $3,957,303
                                                                               ==========
                Liabilities, less Other Assets     -0.2%....................                     (8,697)
                                                                                             ----------
                NET ASSETS (Equivalent to $12.12 per share based on
                325,804 shares outstanding)...........................100.0%                 $3,948,606
                                                                                             ==========
                Note to Portfolio of Investments - As permitted by the Fund's investment policies, the
                Fund has invested $1,168,265 (30% of its net assets) in securities issued by utilities.

                       See notes to financial statements.

December 31, 1995 (unaudited)

--------------------------------------------------------------------------------
                        THE PRIMARY U.S. GOVERNMENT FUND

PRINCIPAL                                                                                     VALUE
 AMOUNT                                                                         COST        (NOTE 2A)
---------                                                                    ----------     ----------
             U.S. GOVERNMENT SECURITIES     85.8%
$ 200,000    Federal National Mortgage Association note,
              7.65%, due 4/29/04..........................................   $  198,990     $  204,474
  200,000    Federal National Mortgage Association note,
              8.625%, due 11/10/04........................................      199,969        217,808
  100,000    Federal National Mortgage Association note,
              8.50%, due 2/1/05...........................................       99,531        109,110
  100,000    Federal Home Loan Mortgage Corporation note,
              8.15%, due 3/2/05...........................................      100,000        104,542
  200,000    Federal Home Loan Bank note, 7.00%, due 11/21/05.............      199,135        200,258
  200,000    Federal National Mortgage Association note,
              7.04%, due 12/9/05..........................................      200,000        201,548
                                                                             ----------     ----------
                       Total U.S. Government Securities...................      997,625      1,037,740
                                                                             ----------     ----------
             CORPORATE BONDS     8.4%
  100,000    Georgia Power Co. first mortgage bond, 6.125%, due 9/1/99....       99,372        101,000
                                                                             ----------     ----------
                       Total Long-Term Investments........................    1,096,997      1,138,740
                                                                             ----------     ----------
             SHORT-TERM INVESTMENTS     4.8%
   58,066    Wisconsin Electric Power Co. variable rate demand note,
              5.53%.......................................................       58,066         58,066
                                                                             ----------     ----------
             TOTAL INVESTMENTS     99.0%..................................   $1,155,063      1,196,806
                                                                             ==========
             Other Assets, less Liabilities     1.0%......................                      12,216
                                                                                            ----------
             NET ASSETS (Equivalent to $10.22 per share based on 118,280
              shares outstanding)     100.0%..............................                  $1,209,022
                                                                                            ==========

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                                                           THE PRIMARY
                                                           THE PRIMARY    THE PRIMARY    U.S. GOVERNMENT
                                                           TREND FUND     INCOME FUND         FUND
                                                           -----------    -----------    ---------------
Assets:
  Investments, at Value (Note 2a):
     Common Stocks......................................   $17,313,025    $ 3,137,788      $        --
     Preferred Stocks...................................       992,500        258,875               --
     Bonds and Notes....................................       899,870        228,125        1,138,740
     Short-Term Investments.............................     1,318,662        332,515           58,066
                                                           -----------     ----------       ----------
        Total Investments (Cost -- $19,170,224;
          $3,566,381 and $1,155,063, respectively)......    20,524,057      3,957,303        1,196,806
  Dividends Receivable..................................        26,020         12,094               --
  Interest Receivable...................................        16,221          3,459           16,478
  Cash..................................................         1,320          1,240               47
                                                           -----------     ----------       ----------
        Total Assets....................................    20,567,618      3,974,096        1,213,331
                                                           -----------     ----------       ----------
Liabilities:
  Payable to Brokers for Securities Purchased...........       103,100             --               --
  Accrued Investment Advisory Fees (Note 3).............        12,803         24,278            3,264
  Other.................................................         2,579          1,212            1,045
                                                           -----------     ----------       ----------
        Total Liabilities...............................       118,482         25,490            4,309
                                                           -----------     ----------       ----------
Net Assets..............................................   $20,449,136    $ 3,948,606      $ 1,209,022
                                                           ===========     ==========       ==========
Net Assets Per Share (Based on 1,815,069; 325,804 and
 118,280 shares outstanding, respectively)..............   $     11.27    $     12.12      $     10.22
                                                           ===========     ==========       ==========
Net Assets Consist of:
  Capital Stock (30,000,000 shares authorized each).....   $18,844,431    $ 3,522,597      $ 1,206,313
  Net Unrealized Appreciation of Investments............     1,353,833        390,922           41,743
  Undistributed Net Investment Income...................       219,259             --               --
  Undistributed Net Realized Gains (Accumulated
     Losses)............................................        31,613         35,087          (39,034)
                                                           -----------     ----------       ----------
  Net Assets............................................   $20,449,136    $ 3,948,606      $ 1,209,022
                                                           ===========     ==========       ==========

                      See notes to financial statements.

STATEMENTS OF OPERATIONS
For the six months ended December 31, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                                                          THE PRIMARY
                                                        THE PRIMARY     THE PRIMARY     U.S. GOVERNMENT
                                                        TREND FUND      INCOME FUND          FUND
                                                        -----------     -----------     ---------------
Income (Note 2b):
  Interest............................................. $    95,228      $  22,086         $  43,068
  Dividends............................................     249,000         70,437                --
                                                        -----------     -----------     ---------------
  Total Income.........................................     344,228         92,523            43,068
                                                        -----------     -----------     ---------------
Expenses:
  Investment Advisory Fees (Note 3)....................      78,761         14,840             4,132
  Shareholder Servicing Costs..........................      15,945          4,178             3,667
  Professional Fees....................................       9,719          8,004             8,004
  Registration Fees....................................       5,936          3,290             3,024
  Fund Accounting......................................       5,244          1,987               843
  Custodial Fees.......................................       4,617          1,193               262
  Postage..............................................       3,483            297                98
  Printing.............................................       2,543             26                 9
  Insurance............................................       2,515          1,209               263
  Other................................................       2,137            635               376
                                                        -----------     -----------     ---------------
  Total Expenses Before Reimbursement..................     130,900         35,659            20,678
  Less Expenses Reimbursed By Adviser (Note 3).........          --        (18,814)          (15,910)
                                                        -----------     -----------     ---------------
  Total Expenses.......................................     130,900         16,845             4,768
                                                        -----------     -----------     ---------------
Net Investment Income..................................     213,328         75,678            38,300
                                                        -----------     -----------     ---------------
Net Realized Gain on Investments.......................   1,275,531        191,466             1,145
Change in Net Unrealized Appreciation or Depreciation
  of Investments.......................................  (1,155,971)        15,630            14,663
                                                        -----------     -----------     ---------------
Net Realized and Unrealized Gain on Investments........     119,560        207,096            15,808
                                                        -----------     -----------     ---------------
Net Increase in Net Assets From Operations............. $   332,888      $ 282,774         $  54,108
                                                        ============    ==========      =============

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             THE PRIMARY                     THE PRIMARY                   THE PRIMARY
                                              TREND FUND                     INCOME FUND               U.S. GOVERNMENT FUND
                                    ------------------------------   ----------------------------  ----------------------------
                                     SIX MONTHS                       SIX MONTHS                    SIX MONTHS
                                        ENDED                            ENDED                         ENDED
                                    DEC. 31, 1995     YEAR ENDED     DEC. 31, 1995   YEAR ENDED    DEC. 31, 1995   YEAR ENDED
                                     (UNAUDITED)     JUNE 30, 1995    (UNAUDITED)   JUNE 30, 1995   (UNAUDITED)   JUNE 30, 1995
                                    -------------    -------------   -------------  -------------  -------------  -------------
Operations:
  Net Investment Income............  $   213,328      $   391,422     $    75,678    $   170,350    $    38,300    $    76,854
  Net Realized Gain (Loss) on
    Investments....................    1,275,531          469,577         191,466         26,780          1,145        (40,179)
  Change in Net Unrealized
    Appreciation or Depreciation of
    Investments....................   (1,155,971)       2,432,859          15,630        345,169         14,663         89,228
                                     -----------      -----------      ----------     ----------     ----------     ----------

  Net Increase in Net Assets from
    Operations.....................      332,888        3,293,858         282,774        542,299         54,108        125,903
                                     -----------      -----------      ----------     ----------     ----------     ----------

Distributions to Shareholders:
  From Net Investment Income.......     (405,672)        (484,085)        (75,678)      (170,350)       (38,300)       (76,854)
  From Net Realized Gains..........   (1,358,826)        (759,138)       (183,159)       (22,919)            --         (4,822)
                                     -----------      -----------      ----------     ----------     ----------     ----------

  Decrease in Net Assets from
    Distributions..................   (1,764,498)      (1,243,223)       (258,837)      (193,269)       (38,300)       (81,676)
                                     -----------      -----------      ----------     ----------     ----------     ----------

Fund Share Transactions (Note 5):
  Proceeds from Shares Sold........      602,711          875,183         119,735        516,700         84,854        101,005
  Reinvested Distributions.........    1,687,297        1,188,082         247,581        186,355         33,437         74,918
  Cost of Shares Redeemed..........   (1,752,158)      (3,643,525)       (664,093)      (507,284)      (270,395)      (170,229)
                                     -----------      -----------      ----------     ----------     ----------     ----------

  Net Increase (Decrease) in Net
    Assets from Fund Share
    Transactions...................      537,850       (1,580,260)       (296,777)       195,771       (152,104)         5,694
                                     -----------      -----------      ----------     ----------     ----------     ----------

Total Increase (Decrease) in Net
  Assets...........................     (893,760)         470,375        (272,840)       544,801       (136,296)        49,921

Net Assets:
  Beginning of Period..............   21,342,896       20,872,521       4,221,446      3,676,645      1,345,318      1,295,397
                                     -----------      ------- ---      ----------     ----------     ----------     ----------
  End of Period....................  $20,449,136      $21,342,896      $3,948,606     $4,221,446     $1,209,022     $1,345,318
                                     ===========      ===========      ==========     ==========     ==========     ==========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table shows per share operating performance data, total investment return, ratios and supplemental data for each period
--------------------------------------------------------------------------------

                                            THE PRIMARY                    THE PRIMARY                       THE PRIMARY
                                            TREND FUND                     INCOME FUND                   U.S. GOVERNMENT FUND
                                   -----------------------------  ------------------------------   ------------------------------
                                    SIX MONTHS                     SIX MONTHS                       SIX MONTHS
                                       ENDED                          ENDED                            ENDED
                                   DEC. 31, 1995    YEAR ENDED    DEC. 31, 1995     YEAR ENDED     DEC. 31, 1995     YEAR ENDED
                                    (UNAUDITED)   JUNE 30, 1995    (UNAUDITED)    JUNE 30, 1995     (UNAUDITED)    JUNE 30, 1995
                                   -------------  --------------  -------------   --------------   -------------   --------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of
  Period..........................    $ 12.10        $  10.98        $ 12.07          $11.04          $ 10.09          $ 9.74
                                   ----------     -----------     ----------      ----------       ----------      ----------
Net Investment Income.............       0.12            0.23           0.23            0.50             0.31            0.57
Net Realized and Unrealized Gain
  on Investments..................       0.07            1.55           0.63            1.10             0.13            0.38
                                   ----------     -----------     ----------      ----------       ----------      ----------
Total from Investment
  Operations......................       0.19            1.78           0.86            1.60             0.44            0.95
                                   ----------     -----------     ----------      ----------       ----------      ----------
Less Distributions:
  From Net Investment Income......      (0.23)          (0.26)         (0.23)          (0.50)           (0.31)          (0.57)
  From Net Realized Gains.........      (0.79)          (0.40)         (0.58)          (0.07)              --           (0.03)
                                   ----------     -----------     ----------      ----------       ----------      ----------
  Total Distributions.............      (1.02)          (0.66)         (0.81)          (0.57)           (0.31)          (0.60)
                                   ----------     -----------     ----------      ----------       ----------      ----------
Net Increase (Decrease)...........      (0.83)           1.12           0.05            1.03             0.13            0.35
                                   ----------     -----------     ----------      ----------       ----------      -----------
Net Asset Value, End of Period....    $ 11.27        $  12.10        $ 12.12          $12.07          $ 10.22          $10.09
                                   ==========     ===========     ==========      ==========       ==========      ==========
TOTAL INVESTMENT RETURN...........      +1.6%          +17.0%          +7.3%          +14.8%            +4.4%          +10.2%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period
    (in thousands)................    $20,449        $ 21,343        $ 3,949          $4,221          $ 1,209          $1,345
  Ratio of Expenses to Average Net
    Assets........................      1.23%*          1.24%          0.84%*          0.84%            0.75%*          0.75%
  Ratio of Net Investment Income
    to Average Net Assets.........      2.00%*          1.88%          3.78%*          4.35%            6.03%*          5.85%
  Ratio of Expenses Reimbursed to
    Average Net Assets............         --              --          0.94%*          0.76%            2.51%*          1.92%
  Portfolio Turnover..............      24.1%           37.1%          16.9%           40.9%            34.6%           63.0%

* Annualized

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. ORGANIZATION
  The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Funds, Inc. ("Income Funds") began operations on September 1, 1989. The Trend Fund and the Income Funds, collectively, the "Funds", are registered under the Investment Company Act of 1940 as open-end investment management companies. The Income Funds is a "series" fund which consists of two portfolios: The Primary Income Fund ("Income Fund") and The Primary U.S. Government Fund ("Government Fund").

2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies followed by the Funds.
  a. Each security, excluding securities with sixty days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Other securities for which market quotations are not readily available are valued under procedures approved by the Boards of Directors. Securities with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.
  b. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.
  c. No provision for federal income taxes has been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

3. INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENTS
  The Funds have agreements with Arnold Investment Counsel, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser. Under the terms of the agreements, the Adviser receives from both the Trend Fund and the Income Fund a monthly fee at an annual rate of 0.74% of each Fund's respective average daily net assets; and from the Government Fund a monthly fee at an annual rate of 0.65% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. For the six months ended December 31, 1995, the Adviser has voluntarily reimbursed the Income Fund for all expenses exceeding 0.84% of its average daily net assets; and the Government Fund for all expenses exceeding 0.75% of its average daily net assets. These additional voluntary reimbursements to the Funds may be modified or discontinued at any time by the Adviser. The Adviser was not required to reimburse the Trend Fund for the six months ended December 31, 1995. The Trend Fund paid total directors fees of $500 to its outside director and the Income Funds paid total directors fees of $500 to its outside director during the six months ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
  For the six months ended December 31, 1995, total purchases and proceeds from sales of securities, other than short-term investments, for the Trend Fund were $4,634,469 and $6,375,062, respectively; for the Income Fund, $627,595 and $1,196,629, respectively; and for the Government Fund, $399,125 and $553,523, respectively.

5. FUND SHARE TRANSACTIONS
  Transactions in shares of the Funds were as follows:

                                        THE PRIMARY                       THE PRIMARY                       THE PRIMARY
                                         TREND FUND                       INCOME FUND                   U.S. GOVERNMENT FUND
                               ------------------------------    ------------------------------    ------------------------------
                                SIX MONTHS                        SIX MONTHS                        SIX MONTHS
                                   ENDED                             ENDED                             ENDED
                               DEC. 31, 1995     YEAR ENDED      DEC. 31, 1995     YEAR ENDED      DEC. 31, 1995     YEAR ENDED
                                (UNAUDITED)     JUNE 30, 1995     (UNAUDITED)     JUNE 30, 1995     (UNAUDITED)     JUNE 30, 1995
                               -------------    -------------    -------------    -------------    -------------    -------------
    Sales....................        49,984           79,010            9,796           45,106            8,461           10,347
    Reinvested
      Distributions..........       147,550          110,217           20,432           16,290            3,299            7,678
    Redemptions..............      (146,311 )       (326,696 )        (54,141 )        (44,579 )        (26,877 )        (17,637 )
                                   --------         --------          -------          -------          -------          -------
    Net Increase
      (Decrease).............        51,223         (137,469 )        (23,913 )         16,817          (15,117 )            388
                                   ========         ========          =======          =======          =======          =======

LOGO

INVESTMENT ADVISER

   Arnold Investment Counsel
    Incorporated
   First Financial Centre
   700 North Water Street
   Milwaukee, Wisconsin 53202
   (800) 443-6544

OFFICERS

   Lilli Gust, President
   David R. Aushwitz, Senior Vice President
   James R. Arnold, Jr., Secretary-Treasurer
   Barry S. Arnold, Assistant Secretary

DIRECTORS

   David R. Aushwitz
   Joseph L. Cook
   Lilli Gust

CUSTODIAN, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

   Firstar Trust Company
   615 East Michigan Street
   Milwaukee, Wisconsin 53202
   (800) 338-1579

INDEPENDENT AUDITORS

   Ernst & Young LLP
   111 East Kilbourn Avenue
   Milwaukee, Wisconsin 53202

LEGAL COUNSEL

   Foley & Lardner
   777 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

[CR LOGO]

                                                               SEMIANNUAL REPORT

                                                                     THE PRIMARY
                                                                      TREND FUND

                                                                     THE PRIMARY
                                                                     INCOME FUND

                                                                THE PRIMARY U.S.
                                                                 GOVERNMENT FUND

                                                            MILWAUKEE, WISCONSIN
                                                               DECEMBER 31, 1995

                                        LOGO